Cash and Cash Equivalents, Restricted Cash Advances and Collateral - Schedule of Restricted Cash Advances and Collateral (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Restricted Cash Advances And Collateral [Line Items]
Restricted cash advances and collateral – total	$ 53,696	$ 51,495
Restricted cash advances and collateral – current portion	7,862	5,767
Restricted cash advances and collateral – non-current portion	45,834	45,728
Guarantees in Connection With Licenses Held
Restricted Cash Advances And Collateral [Line Items]
Restricted cash advances and collateral – total	4,333	5,728
Funds in Connection With Hedging Contracts
Restricted Cash Advances And Collateral [Line Items]
Restricted cash advances and collateral – total	5,113	2,879
Segregated Funds in Respect of Payment Processors
Restricted Cash Advances And Collateral [Line Items]
Restricted cash advances and collateral – total	2,749	2,625
Guarantee in Connection with Acquisition of a Subsidiary
Restricted Cash Advances And Collateral [Line Items]
Restricted cash advances and collateral – total	1,201
Cash Portion of Kentucky Bond Collateral
Restricted Cash Advances And Collateral [Line Items]
Restricted cash advances and collateral – total	40,000	40,000
Other Restricted Cash Advances and Collateral
Restricted Cash Advances And Collateral [Line Items]
Restricted cash advances and collateral – total	$ 300	$ 263